Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Acquisitions [Abstract]
Schedule of components of the purchase price
Purchase price:
Cash paid to seller	$1
Total purchase price	1

Assets acquired:
Cash	44,977
Accounts Receivable	2,676
Inventory	194,365
Total assets acquired	242,018

Liabilities assumed:
Accounts payable and accrued expenses	127,116
Notes payable	293,888
Total liabilities assumed	421,004

Net liabilities acquired	(178,986)

Excess purchase price	$178,987

Purchase price:
Cash paid to seller	$150,000
Total purchase price	150,000

Assets acquired:
Cash	73,344
Inventory	46,375
Total assets acquired	119,719

Liabilities assumed:
Accounts payable and accrued expenses	1,316
Notes payable	75,000
Total liabilities assumed	76,316

Net assets acquired	43,403
Excess purchase price	$106,596

Purchase price:
Cash paid to seller	$300,000
Fair value of equity investment purchased on June 1, 2021	175,000
Total purchase price	475,000

Assets acquired:
Cash	5,232
Accounts Receivable	7,645
Inventory	19,970
Total assets acquired	32,847

Liabilities assumed:
Accounts payable and accrued expenses	5,309
Deferred Revenue	671
Total liabilities assumed	5,980

Net assets acquired	26,867

Non-controlling interest in consolidated subsidiary	56,865

Excess purchase price	$504,998

Purchase price:
Cash paid to seller	$144,750
Shares granted to seller	893,521
Total purchase price	1,038,271

Assets acquired:
Cash	26,575
Accounts Receivable	446,272
Total assets acquired	472,847

Liabilities assumed:
Accounts payable and accrued expenses	353,017
Total liabilities assumed	353,017

Net assets acquired	119,830

Non-controlling interest in consolidated subsidiary	1,190,000

Excess purchase price	$2,108,442

Purchase price:
Shares granted to seller	$424,698
Fair value of equity investment purchased before October 4, 2021	307,665
Total purchase price	732,363

Assets acquired:
Cash	186,995
Inventory	47,250
Total assets acquired	234,246

Liabilities assumed:
Accounts payable	40,000
Total liabilities assumed	40,000

Net assets acquired	194,246

Non-controlling interest in consolidated subsidiary	720,581

Excess purchase price	$1,258,698

Purchase price:
Cash paid to seller	$1
Total purchase price	1

Assets acquired:
Cash	44,977
Accounts Receivable	2,676
Inventory	194,365
Total assets acquired	242,018

Liabilities assumed:
Accounts payable and accrued expenses	127,116
Notes payable	293,888
Total liabilities assumed	421,004

Net liabilities acquired	(178,986)

Excess purchase price	$178,987

Purchase price:
Cash paid to seller	$150,000
Total purchase price	150,000

Assets acquired:
Cash	73,344
Inventory	46,375
Total assets acquired	119,719

Liabilities assumed:
Accounts payable and accrued expenses	1,316
Notes payable	75,000
Total liabilities assumed	76,316

Net assets acquired	43,403
Excess purchase price	$106,596

Schedule of excess purchase price amounts
Goodwill	$12,691
Trade Names & Trademarks	19,970
Know-How and Intellectual Property	107,633
Customer Relationships	38,693
Excess purchase price	$178,987

Goodwill	$46,460
Trade Names & Trademarks	16,705
Know-How and Intellectual Property	16,704
Website	16,704
Customer Relationships	10,023
Excess purchase price	$106,596

Goodwill	$7,198
Trade Names & Trademarks	100,000
Know-How and Intellectual Property	316,500
Website	51,300
Customer Relationships	30,000

Excess purchase price	$504,998

Goodwill	$1,349,697
Trade Names & Trademarks	85,945
Non-Compete Agreements	45,190
Influencers / Customers	627,610
Excess purchase price	$2,108,442

Goodwill	$64,230
Trade Names & Trademarks	208,304
Know-How and Intellectual Property	858,300
Website	127,864
Excess purchase price	$1,258,698

Goodwill	$12,691
Trade Names & Trademarks	19,970
Know-How and Intellectual Property	107,633
Customer Relationships	38,693
Excess purchase price	$178,987

Goodwill	$46,460
Trade Names & Trademarks	16,705
Know-How and Intellectual Property	16,704
Website	16,704
Customer Relationships	10,023

Excess purchase price	$106,596

Schedule of unaudited pro-forma combined results of operations
Year Ended
2021
Revenues	$6,492,696
Net loss attributable to common shareholders	$(44,422,150)
Net loss per share	$(3.43)
Weighted average number of shares outstanding	12,934,549

Year Ended
2022
Revenues	$5,482,827
Net loss attributable to common shareholders	$(36,638,249)
Net loss per share	$(1.66)
Weighted average number of shares outstanding	22,092,836